Form N-1A Cover	Dec. 31, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LORD ABBETT SERIES FUND INC
Entity Central Index Key	0000855396
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2023
Prospectus Date	May 01, 2024
Lord Abbett Developing Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT SERIES FUND

Lord Abbett Developing Growth Portfolio

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.

Lord Abbett Dividend Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT SERIES FUND

Lord Abbett Dividend Growth Portfolio

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.

Lord Abbett Fundamental Equity Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT SERIES FUND

Lord Abbett Fundamental Equity Portfolio

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.

Lord Abbett Growth and Income Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT SERIES FUND

Lord Abbett Growth and Income Portfolio

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.

Lord Abbett Growth Opportunities Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT SERIES FUND

Lord Abbett Growth Opportunities Portfolio

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.

Lord Abbett Mid Cap Stock Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

LORD ABBETT SERIES FUND

Lord Abbett Mid Cap Stock Portfolio

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

Corresponding changes will be made in the Fund Summary section for each Fund.